CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 114,809	$ 159,543
Inventory	197,198	0
Due from Related party	$ 253,626	$ 0
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related party	Related party
Other assets	$ 1,472,518	$ 611,645
Total current assets	2,038,151	771,188
Non-current assets
Net investment in direct financing leases	0	688,663
Property and equipment, net	20,804	3,740
Total non-current assets	20,804	692,403
TOTAL ASSETS	2,058,955	1,463,591
Current liability
Other liabilities	3,506,348	4,307,188
Total current liability	3,506,348	4,307,188
Non-current liabilities
Deposits from direct financing leases	1,797,532	2,084,305
Total non-current liabilities	3,676,514	2,548,305
Total Liabilities	7,182,862	6,855,493
Stockholders' Deficit
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2023 and 2022)	1,984	1,984
Additional paid-in capital	211,962,111	211,934,432
Statutory reserve	4,687,085	4,687,085
Accumulated losses	(198,838,994)	(198,429,741)
Accumulated other comprehensive losses	(23,120,642)	(23,474,027)
Total Stockholders' Deficit	(5,308,456)	(5,280,267)
Non-controlling interests	184,549	(111,635)
Total Deficit	(5,123,907)	(5,391,902)
TOTAL LIABILITIES AND DEFICIT	2,058,955	1,463,591
Related party
Non-current liabilities
Other Non-current liabilities	633,627	464,000
Nonrelated Party
Non-current liabilities
Other Non-current liabilities	$ 1,245,355	$ 0